Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Other Current Liabilities
As of December 31, 2024 and 2023, consolidated other current liabilities were as follows:

		2024	2023

Other accounts payable and accrued expenses 1	$	569	656
Provisions 2		399	492
Contract liabilities with customers (note 3) 3		269	384
Interest payable		89	88

	$	1,326	1,620

1
Other accounts payable and accrued expenses mainly refer to accrued fixed and variable employee benefits, insurance payments and accruals for public services. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next
12
months.

2	Current provisions are detailed by concept in note 18.3 below.

3
As of December 31, 2024 and 2023, contract liabilities with customers included $225 and $339, respectively, of advances received from customers, as well as in 2024 and 2023 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $5 in both years. Note 3 includes the changes during the period of this caption.

Summary of Other Non-current Liabilities
As of December 31, 2024 and 2023, consolidated other
non-current
liabilities were as follows:

		2024	2023

Asset retirement obligations 1	$	563	470
Environmental liabilities 2		203	250
Accruals for legal assessments and other responsibilities 3		95	100
Non-current liabilities for valuation of derivative instruments		100	15
Other non-current liabilities and provisions 4		420	329

	$	1,381	1,164

1
Provisions for asset retirement obligations include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.

2
Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

3	Provisions for legal claims and other responsibilities include items related to tax contingencies.

4
As of December 31, 2024 and 2023, the balance includes deferred revenues of $17 and $22, respectively, that are amortized to the statement of income as deliverables are fulfilled over the maturity of long-term clinker supply agreements.

Summary of Changes in Consolidated Other Current and Non-Current Liabilities
Changes in consolidated
non-current
other liabilities plus current provisions for the years 2024 and 2023, were as follows:

		2024
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2023
Balance at beginning of period	$	573	279	105	95	604	1,656	1,341
Additions or increase in estimates		63	6	45	123	158	395	532
Releases or decrease in estimates		(12)	(52)	(41)	(118)	(95)	(318)	(314)
Accretion expense		38	—	—	—	15	53	42
Foreign currency translation		26	(5)	(8)	—	(19)	(6)	55

Balance at end of period	$	688	228	101	100	663	1,780	1,656

Out of which:
Current provisions	$	125	25	6	—	243	399	492
Other non-current liabilities		563	203	95	100	420	1,381	1,164